Discontinued operations	12 Months Ended
Mar. 31, 2026
Discontinued Operations [Abstract]
Discontinued operations
33.	Discontinued operations
At a meeting of the Board held on May 14, 2025, Sony Group Corporation resolved to submit a resolution for the execution of the Partial Spin-off of the Financial Services business, effective October 1, 2025, to the Board in early September 2025. Afterwards, at a meeting of the Board held on September 3, 2025, Sony Group Corporation resolved to execute the Partial Spin-off of the Financial Services business effective October 1, 2025. Upon execution of the Partial Spin-off of the Financial Services business, Sony Group Corporation distributed dividends in kind to shareholders appearing in Sony Group Corporation’s register of shareholders as of the record date, September 30, 2025, at the rate of one SFGI share to one share of common stock of Sony Group Corporation held by each shareholder, effective October 1, 2025. As a result, Sony Group Corporation held
16.40%
of SFGI shares as of October 1, 2025.
In connection with the resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business on May 14, 2025, Sony Group Corporation determined that the distribution of SFGI shares was highly probable and the Financial Services business was classified as a discontinued operation, in accordance with IFRS 5
“Non-current
Assets Held for Sale and Discontinued Operations.” As a result, in the consolidated statements of income, consolidated statements of comprehensive income, and consolidated statements of cash flows; revenue, expenses, other comprehensive income and cash flows of the Financial Services business, among other items, are separated from continuing operations, comprised of Sony’s businesses excluding the Financial Services business, and presented as net income (loss) from discontinued operations, other comprehensive income from discontinued operations, and net cash from discontinued operations, respectively. Additionally, in the consolidated statements of financial position, assets and liabilities of the Financial Services business were classified as a disposal group held for distribution to owners. Accumulated other comprehensive income directly related to the disposal group was classified as held for distribution to owners.
Then, as a result of the execution of the Partial
Spin-off
effective October 1, 2025, SFGI, which was a wholly-owned subsidiary of Sony Group Corporation, was deconsolidated as of October 1, 2025. After considering factors such as Sony Group Corporation’s ownership interest in SFGI and the composition of SFGI’s board of directors, Sony Group Corporation concluded that it is able to exercise significant influence over SFGI. Accordingly, SFGI is accounted for as an affiliate using the equity method.
Further, as a result of the execution of the Partial
Spin-off
of the Financial Services business, 1,377,795 million yen of accumulated other comprehensive income directly related to the disposal group classified as held for distribution to owners at the time of the execution was transferred to net income (loss) from discontinued operations as a loss in the consolidated statements of income. Of this accumulated other comprehensive income, loss of 1,640,079 million yen relates to changes in the fair value of debt instruments measured at fair value through other comprehensive income held in the Financial Services business, and income of 263,298 million yen relates to insurance finance income (expenses). The latter mainly comprises changes in the carrying amount of groups of insurance contracts not measured under the PAA that are arising from the impact of the changes in the time value of money and financial risks. The discount rates used to measure the estimates of the present value of future cash flows, which represent significant assumptions used in measuring the portion of accumulated other comprehensive income related to insurance finance income (expenses), are derived by adjusting a
n
observable risk-free yield curve based on government bond yields using an illiquidity premium by setting up a reference portfolio of Sony’s assets. Regarding extrapolation for the periods in which observable market data is not available, a method using an ultimate forward rate is applied.
In addition, upon applying the equity method to SFGI on October 1, 2025, the fair value of SFGI shares on that date was recorded as its initial investment cost. At the time of the execution of the Partial
Spin-off
of the Financial Services business, since Sony’s equity interest in the net fair value of SFGI’s identifiable assets and liabilities exceeded the cost of the initial recognition of the investment, 188,888 million yen of the excess was recognized as the share of profit of investments accounted for using the equity method in connection with the initial investment cost. On the other hand, since the fair value of SFGI shares as of October 1, 2025 was lower than the equity method carrying amount, which is the initial investment cost plus the share of profit of investments accounted for using the equity method, 188,888 million yen of an impairment loss of the same amount as the aforementioned excess amount has been recorded as the share of loss of investments accounted for using the equity method.

Results of discontinued operations

	$		$		$
	Yen in millions
	Fiscal year ended March 31
	2024		2025		2026
Financial services revenue		1,760,731		922,147		678,023
Financial services expenses		1,606,370		789,702		640,811
Reclassification of accumulated other comprehensive income related to the disposal group to net income (loss)		-		-		(1,377,795)
Other income (expenses), net		19,215		(1,917)		(6,450)
Income (loss) before income taxes from discontinued operations		173,576		130,528		(1,347,033)
Income taxes		49,063		56,359		10,725
Net income (loss) from discontinued operations		124,513		74,169		(1,357,758)
Other comprehensive income, net of tax, from discontinued operations		(141,679)		(115,342)		1,408,764
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income		1,013		(998)		963
Remeasurement of defined benefit pension plans		(1,169)		(444)		(106)
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income		(704,636)		(681,515)		1,346,457
Insurance finance income (expenses)		563,396		568,291		60,684
Others		(283)		(676)		766
Comprehensive income from discontinued operations		(17,166)		(41,173)		51,006